Note 11 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Short-Term Debt [Table Text Block]
	FHLB Short-Term Borrowings		FRB Short-Term Borrowings
	At or For the Year		At or For the Year
	Ended December 31,		Ended December 31,
	2023	2022	2023	2022
Average balance outstanding	$72,566	$31,505	$711	$1,556
Maximum amount outstanding at any month-end during the period	116,200	93,200	7,000	7,000
Balance outstanding at end of period	-	93,200	-	7,000
Average interest rate during the period	5.38%	2.34%	4.78%	0.97%
Weighted average interest rate at end of period	-%	4.45%	-%	4.45%

	Other Short-Term Borrowings At or For the Year Ended December 31,
	2023	2022

Average balance outstanding	$9,291	$1,601
Maximum amount outstanding at any month-end during the period	14,508	5,489
Balance outstanding at end of period	5,549	5,489
Average interest rate during the period	8.40%	6.68%
Weighted average interest rate at end of period	8.46%	7.11%

Federal Home Loan Bank Advances [Member]
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	December 31, 2023		December 31, 2022
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2023	$-	-%	$57,000	2.22%
2024	21,167	4.25	6,167	2.05
2025	7,855	3.40	2,855	1.25
Total FHLB long-term debt	$29,022	4.02%	$66,022	2.16%